Lease - Components of lease expense (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Lease
Operating lease cost	¥ 698	¥ 714
Short-term lease cost	929	7,821
Total	¥ 1,627	¥ 8,535